Statement of Mezzanine and Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A-1 Redeemable Convertible Preferred Stock	Total
Balance at the beginning at Dec. 31, 2018				$ 26,024,820
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend related to Series A-1 redeemable preferred stock				3,076,566
Issuance Costs				(5,270)
Balance at the end at Dec. 31, 2019				29,096,116	$ 29,096,116
Balance at the beginning at Dec. 31, 2018	$ 716		$ (4,043,085)		(4,042,369)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)			(9,208,432)		(9,208,432)
Deemed dividend related to Series A-1 redeemable preferred stock		$ (131,607)	(2,944,959)		(3,076,566)
Issuance Costs		5,270			5,270
Stock options exercised	5	7,819			7,824
Stock-based compensation expense		118,518			118,518
Balance at the end at Dec. 31, 2019	721		(16,196,476)		(16,195,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)			(9,400,000)		(9,400,000)
Stock options exercised		20,000			20,000
Stock-based compensation expense		131,000			131,000
Balance at the end at Sep. 30, 2020	1,000	151,000	(22,525,000)		(22,373,000)
Balance at the beginning at Dec. 31, 2019				29,096,116	29,096,116
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend related to Series A-1 redeemable preferred stock				80,086,341
Balance at the end at Dec. 31, 2020				$ 109,182,457	109,182,457
Balance at the beginning at Dec. 31, 2019	721		(16,196,476)		(16,195,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)			(14,374,864)		(14,374,864)
Expenses related to issuance of warrants		15,789			15,789
Beneficial Conversion feature on convertible debt		5,125,000			5,125,000
Deemed dividend related to Series A-1 redeemable preferred stock		(5,346,314)	(74,740,027)		(80,086,341)
Stock options exercised	35	23,151			23,186
Stock-based compensation expense		182,374			182,374
Balance at the end at Dec. 31, 2020	756		(105,312,000)		(105,310,611)
Balance at the beginning at Jun. 30, 2020	1,000	84,000	(19,522,000)		(19,437,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)			(3,003,000)		(3,003,000)
Stock options exercised		18,000			18,000
Stock-based compensation expense		49,000			49,000
Balance at the end at Sep. 30, 2020	1,000	151,000	(22,525,000)		(22,373,000)
Balance at the beginning at Dec. 31, 2020	756		(105,312,000)		(105,310,611)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)			(24,864,000)		(24,864,000)
Beneficial Conversion feature on convertible debt		4,875,000			4,875,000
Stock options exercised		102,000			102,000
Stock-based compensation expense		975,000			975,000
Balance at the end at Sep. 30, 2021	1,000		(390,981,000)		(390,980,000)
Balance at the end at Jun. 30, 2021	1,000		(336,331,000)		(336,330,000)
Balance at the end at Sep. 30, 2021	1,000		(390,981,000)		(390,980,000)
Balance at the end at Jun. 30, 2021	1,000		(336,331,000)		(336,330,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)			(8,450,000)		(8,450,000)
Stock options exercised		32,000			32,000
Stock-based compensation expense		$ 758,000			758,000
Balance at the end at Sep. 30, 2021	$ 1,000		$ (390,981,000)		$ (390,980,000)